Equity (Details) - USD ($)								3 Months Ended	12 Months Ended
	Aug. 29, 2025	May 14, 2025	Aug. 09, 2024	Jul. 01, 2024	Mar. 06, 2024	Feb. 23, 2024	Feb. 02, 2022	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025	Feb. 26, 2025
Equity [Line Items]
Authorized share capital								500,000,000		500,000,000
Ordinary shares of par value (in Dollars per share)								$ 0.0001		$ 0.0001
Ordinary shares issued								37,758,997		37,758,997
Issuance of ordinary shares						41,000,000
Ordinary shares outstanding								37,758,997		36,712,040
Escrow account						13,000,000			13,000,000
Net profit amount (in Dollars)									$ 41,000,000
Shares deemed issued									13,000,000
Aggregate earnout shares		1,712,297
Escrow earnout shares		11,287,703
Aggregate purchase shares					600,000
Purchase of price per share (in Dollars per share)					$ 10
Aggregate purchase price (in Dollars)			$ 100		$ 100
Ordinary shares issued				6,000,000	500,000
Number of sold shares							9,200,000
Units issued during period shares new issues				1			1
Exercise price (in Dollars per share)											$ 5.5
Redemption warrant								30 days
Sale of price per share (in Dollars per share)								$ 16.5
Trading days								20 days
Trading day period								30 days
Sold private placement units								424,480
Other units issued				315,543
Warrant exercisable											50,000
PubCo [Member]
Equity [Line Items]
Ordinary shares issued									13,000,000
Redeemable Warrant [Member]
Equity [Line Items]
Number of shares				1			1
Public Right Warrant [Member]
Equity [Line Items]
Number of shares							1
Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 0.01
Public Warrants [Member]
Equity [Line Items]
Warrants outstanding										4,600,000
Private Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 11.5
Warrants outstanding								212,240		212,240
Other Warrants [Member]
Equity [Line Items]
Number of shares				1
Number of each warrant				1
Exercise price (in Dollars per share)				$ 11.5
Warrants outstanding								157,767		157,767
Public Rights [Member]
Equity [Line Items]
Ordinary shares issued								920,000
Private Rights [Member]
Equity [Line Items]
Ordinary shares issued								42,448
Other Rights [Member]
Equity [Line Items]
Ordinary shares issued								33,919
AMI Warrants [Member]
Equity [Line Items]
Warrants outstanding								50,000		50,000
Restricted Shares [Member]
Equity [Line Items]
Granted share	2,450,957
Restricted shares issued								2,450,957		2,450,957
Restricted shares outstanding								1,404,000		1,404,000
Business Combination [Member]
Equity [Line Items]
Ordinary shares issued								41,000,000
Escrow account								13,000,000
Number of shares				1			1
PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)					$ 6,000,000
Ordinary shares issued				600,000
Additionally issued shares			500,000
Public Warrants [Member]
Equity [Line Items]
Number of each warrant							1
Exercise price (in Dollars per share)							$ 11.5
Warrants outstanding								4,600,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)						$ 0.0001
Ordinary shares issued						41,000,000
Issuance of ordinary shares						41,000,000
Trading days								10 days
Ordinary Shares [Member] | Directors [Member]
Equity [Line Items]
Ordinary shares outstanding						41,000,000
Ordinary Shares [Member] | PubCo [Member]
Equity [Line Items]
Ordinary shares issued									13,000,000
Ordinary Shares [Member] | BWAQ [Member]
Equity [Line Items]
Ordinary shares issued				4,425,743
Ordinary Shares [Member] | Business Combination [Member]
Equity [Line Items]
Ordinary shares issued									41,000,000
Ordinary Shares [Member] | BWAQ [Member] | Sponsor [Member]
Equity [Line Items]
Ordinary shares issued				1,796,328
Ordinary Shares [Member] | Fuji Solar [Member]
Equity [Line Items]
Ordinary shares issued				530,066
Ordinary Shares [Member] | Private shareholders [Member]
Equity [Line Items]
Ordinary shares issued				717,035
Ordinary Shares [Member] | Public Shareholders [Member]
Equity [Line Items]
Ordinary shares issued				949,714
Ordinary Shares [Member] | Underwriter [Member]
Equity [Line Items]
Ordinary shares issued				412,600
Ordinary Shares [Member] | Independent Directors [Member]
Equity [Line Items]
Ordinary shares issued				20,000